Contract Liabilities - Schedule of Contract Liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Other Liabilities Disclosure [Abstract]
Billings in advance of performance obligation under contracts, current	$ 8,761,074	$ 1,125,625	$ 8,669,448
Billings in advance of performance obligation under contracts, non-current	$ 0	$ 0	$ 104,714